Acquisitions (Details) € in Millions, £ in Millions, kr in Millions	6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Sep. 30, 2018	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 29, 2018 EUR (€)	Dec. 29, 2018 SEK (kr)	Jul. 02, 2018 EUR (€)	Jul. 02, 2018 GBP (£)	Apr. 21, 2018 EUR (€)	Apr. 21, 2018 GBP (£)	Mar. 02, 2018 EUR (€)	Mar. 02, 2018 SEK (kr)
Disclosure of detailed information about business combination [line items]
Consideration paid (received)				€ 474.9
Assets	€ 5,340.8	€ 5,340.8		5,340.8	€ 4,601.7
Liabilities	3,281.7	3,281.7		3,281.7	2,749.1
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				8.9
Revenue of combined entity as if combination occurred at beginning of period				2,287.5
Cash and cash equivalents in subsidiary or businesses acquired or disposed				(9.8)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities				465.1	€ 0.0	€ 0.0
Profit (loss) of combined entity as if combination occurred at beginning of period				€ 239.8
Aunt Bessie's [Member] [Member]
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date	8.1
Identifiable intangible assets recognised as of acquisition date									€ 205.3
Cash transferred									236.0	£ 209
Property, plant and equipment recognised as of acquisition date									23.1
Current assets recognised as of acquisition date									19.5
Inventory recognised as of acquisition date									13.2
Assets									261.1
Current liabilities recognised as of acquisition date									18.7
Deferred tax liabilities recognised as of acquisition date									37.6
Liabilities									56.3
Identifiable assets acquired (liabilities assumed)									(204.8)
Consideration transferred, acquisition-date fair value									235.9
Goodwill expected to be deductible for tax purposes									€ 31.1
Revenue of acquiree since acquisition date	€ 71.5
Goodfella's Pizza
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date		6.1
Identifiable intangible assets recognised as of acquisition date											€ 158.0
Cash transferred											239.0	£ 210
Property, plant and equipment recognised as of acquisition date											33.2
Current assets recognised as of acquisition date											7.5
Inventory recognised as of acquisition date											10.7
Deferred tax assets recognised as of acquisition date											0.9
Assets											210.3
Current liabilities recognised as of acquisition date											31.2
Deferred tax liabilities recognised as of acquisition date											22.6
Liabilities											53.8
Identifiable assets acquired (liabilities assumed)											(156.5)
Consideration transferred, acquisition-date fair value											239.0
Goodwill expected to be deductible for tax purposes											€ 82.5
Revenue of acquiree since acquisition date		€ 109.5
Toppfrys AB [Member]
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)													€ 0.1
Consideration transferred, acquisition-date fair value							€ 3.0	kr 30.7					1.7	kr 17.0
Goodwill expected to be deductible for tax purposes													€ 1.8
Percentage of voting equity interests acquired							81.00%	81.00%					60.00%	60.00%
Investments in subsidiaries													€ 1.5	kr 13.6
Proportion of voting rights held by non-controlling interests			40.00%
Toppfrys AB [Member] | Toppfrys AB [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries													€ 3.2	kr 30.6
Toppfrys AB [Member] | Toppfrys AB [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							19.00%	19.00%